Fair Value - Other Financial Instruments (Details) - USD ($) $ in Thousands	Apr. 24, 2016	Jul. 26, 2015	Apr. 26, 2015	Mar. 31, 2013	Aug. 07, 2012	Mar. 31, 2011
Financial liabilities:
Other long-term liabilities	$ 13,912		$ 22,211
5.875% Senior Notes, interest payable semi-annually March 15 and September 15
Financial liabilities:
Interest rate (as a percent)	5.875%		5.875%	5.875%
7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net of discount
Financial liabilities:
Interest rate (as a percent)		7.75%				7.75%
8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15
Financial liabilities:
Interest rate (as a percent)	8.875%				8.875%
Carrying Amount
Financial liabilities:
Other long-term liabilities	$ 13,912		$ 22,211
Carrying Amount | Revolving line of credit
Financial liabilities:
Long-term debt	67,500		75,000
Carrying Amount | 5.875% Senior Notes, interest payable semi-annually March 15 and September 15
Financial liabilities:
Long-term debt	502,541		502,987
Carrying Amount | 7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net of discount
Financial liabilities:
Long-term debt			62,012
Carrying Amount | 8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15
Financial liabilities:
Long-term debt	350,000		350,000
Carrying Amount | Other
Financial liabilities:
Long-term debt	2,652		2,883
Fair Value
Financial liabilities:
Other long-term liabilities	13,912		22,211
Fair Value | Revolving line of credit
Financial liabilities:
Long-term debt	66,150		73,875
Fair Value | 5.875% Senior Notes, interest payable semi-annually March 15 and September 15
Financial liabilities:
Long-term debt	520,000		515,055
Fair Value | 7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net of discount
Financial liabilities:
Long-term debt			64,593
Fair Value | 8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15
Financial liabilities:
Long-term debt	367,206		383,915
Fair Value | Other
Financial liabilities:
Long-term debt	$ 2,652		$ 2,883